Expense Example - iShares iBonds Dec 2046 Term Treasury ETF - iShares iBonds Dec 2046 Term Treasury ETF	Feb. 20, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 7
Expense Example, with Redemption, 3 Years	$ 23